Document and Entity Information	12 Months Ended
Feb. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2011
Registrant Name	THORNBURG INVESTMENT TRUST
Central Index Key	0000816153
Amendment Flag	false
Document Creation Date	Apr. 30, 2012
Document Effective Date	May 01, 2012
Prospectus Date	Feb. 01, 2012